Condensed Consolidating Financial Statements (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Consolidating Financial Statements Details [Abstract]
Condensed Consolidating Statement of Operations [Table Text Block]

	Statement of Operations
	For the Year Ended December 31, 2013
	CBS Corp.	CBS Operations Inc.	Non-Guarantor Affiliates	Eliminations	CBS Corp. Consolidated
Revenues	$145	$11	$13,849	$—	$14,005
Expenses:
Operating	69	8	8,047	—	8,124
Selling, general and administrative	65	323	2,158	—	2,546
Restructuring charges	—	1	19	—	20
Depreciation and amortization	6	14	270	—	290
Total expenses	140	346	10,494	—	10,980

Operating income (loss)	5	(335)	3,355	—	3,025
Interest (expense) income, net	(457)	(369)	459	—	(367)
Other items, net	—	4	3	—	7
Earnings (loss) from continuing operations
before income taxes and equity in earnings
(loss) of investee companies	(452)	(700)	3,817	—	2,665
(Provision) benefit for income taxes	152	235	(1,265)	—	(878)
Equity in earnings (loss) of investee companies,
net of tax	2,170	1,288	(49)	(3,458)	(49)
Net earnings from continuing operations	1,870	823	2,503	(3,458)	1,738
Net earnings (loss) from discontinued operations,
net of tax	9	(5)	137	—	141
Net earnings	$1,879	$818	$2,640	$(3,458)	$1,879
Total comprehensive income	$1,903	$815	$2,463	$(3,278)	$1,903

	Statement of Operations
	For the Year Ended December 31, 2012
	CBS Corp.	CBS Operations Inc.	Non-Guarantor Affiliates	Eliminations	CBS Corp. Consolidated
Revenues	$157	$15	$12,648	$—	$12,820
Expenses:
Operating	74	8	7,182	—	7,264
Selling, general and administrative	87	251	2,104	—	2,442
Restructuring charges	—	2	17	—	19
Impairment charges	—	—	11	—	11
Depreciation and amortization	6	14	286	—	306
Total expenses	167	275	9,600	—	10,042

Operating income (loss)	(10)	(260)	3,048	—	2,778
Interest (expense) income, net	(480)	(351)	435	—	(396)
Net loss on early extinguishment of debt	(32)	—	—	—	(32)
Other items, net	1	(5)	11	—	7
Earnings (loss) from continuing operations
before income taxes and equity in earnings
(loss) of investee companies	(521)	(616)	3,494	—	2,357
(Provision) benefit for income taxes	183	215	(1,210)	—	(812)
Equity in earnings (loss) of investee companies,
net of tax	1,886	1,145	(37)	(3,031)	(37)
Net earnings from continuing operations	1,548	744	2,247	(3,031)	1,508
Net earnings (loss) from discontinued operations,
net of tax	26	(3)	43	—	66
Net earnings	$1,574	$741	$2,290	$(3,031)	$1,574
Total comprehensive income	$1,444	$734	$2,298	$(3,032)	$1,444

	Statement of Operations
	For the Year Ended December 31, 2011
	CBS Corp.	CBS Operations Inc.	Non-Guarantor Affiliates	Eliminations	CBS Corp. Consolidated
Revenues	$131	$19	$12,231	$—	$12,381
Expenses:
Operating	72	8	7,111	—	7,191
Selling, general and administrative	109	246	2,057	—	2,412
Restructuring charges	—	—	42	—	42
Depreciation and amortization	5	15	293	—	313
Total expenses	186	269	9,503	—	9,958

Operating income (loss)	(55)	(250)	2,728	—	2,423
Interest (expense) income, net	(514)	(341)	427	—	(428)
Other items, net	—	6	(18)	—	(12)
Earnings (loss) from continuing operations
before income taxes and equity in earnings
(loss) of investee companies	(569)	(585)	3,137	—	1,983
(Provision) benefit for income taxes	200	205	(1,086)	—	(681)
Equity in earnings (loss) of investee companies,
net of tax	1,667	1,256	(39)	(2,923)	(39)
Net earnings from continuing operations	1,298	876	2,012	(2,923)	1,263
Net earnings from discontinued operations,
net of tax	7	7	28	—	42
Net earnings	$1,305	$883	$2,040	$(2,923)	$1,305
Total comprehensive income	$1,152	$883	$2,023	$(2,906)	$1,152

Condensed Consolidating Balance Sheet [Table Text Block]
	Balance Sheet
	At December 31, 2013
	CBS Corp.	CBS Operations Inc.	Non-Guarantor Affiliates	Eliminations	CBS Corp. Consolidated
Assets
Cash and cash equivalents	$80	$1	$287	$—	$368
Receivables, net	30	2	3,202	—	3,234
Programming and other inventory	4	2	766	—	772
Prepaid expenses and other current assets	179	18	474	(26)	645
Current assets of discontinued operations	—	—	351	—	351
Total current assets	293	23	5,080	(26)	5,370
Property and equipment	37	137	2,923	—	3,097
Less accumulated depreciation and amortization	9	83	1,532	—	1,624
Net property and equipment	28	54	1,391	—	1,473
Programming and other inventory	5	—	1,692	—	1,697
Goodwill	98	62	6,536	—	6,696
Intangible assets	—	—	6,064	—	6,064
Investments in subsidiaries	40,454	10,415	—	(50,869)	—
Other assets	89	18	1,856	—	1,963
Intercompany	—	3,240	18,409	(21,649)	—
Assets of discontinued operations	—	—	3,124	—	3,124
Total Assets	$40,967	$13,812	$44,152	$(72,544)	$26,387

Liabilities and Stockholders’ Equity
Accounts payable	$1	$8	$277	$—	$286
Participants’ share and royalties payable	—	—	1,008	—	1,008
Program rights	5	2	391	—	398
Commercial paper	475	—	—	—	475
Current portion of long-term debt	5	—	15	—	20
Accrued expenses and other current liabilities	361	293	1,138	(26)	1,766
Current liabilities of discontinued operations	—	—	254	—	254
Total current liabilities	847	303	3,083	(26)	4,207

Long-term debt	5,791	—	149	—	5,940
Other liabilities	2,714	317	2,766	—	5,797
Liabilities of discontinued operations	—	—	477	—	477
Intercompany	21,649	—	—	(21,649)	—
Stockholders’ Equity:
Preferred stock	—	—	126	(126)	—
Common stock	1	123	953	(1,076)	1
Additional paid-in capital	43,474	—	61,678	(61,678)	43,474
Retained earnings (deficit)	(24,890)	13,410	(20,406)	6,996	(24,890)
Accumulated other comprehensive income (loss)	(545)	(10)	126	(116)	(545)
	18,040	13,523	42,477	(56,000)	18,040
Less treasury stock, at cost	8,074	331	4,800	(5,131)	8,074
Total Stockholders’ Equity	9,966	13,192	37,677	(50,869)	9,966
Total Liabilities and Stockholders’ Equity	$40,967	$13,812	$44,152	$(72,544)	$26,387

	Balance Sheet
	At December 31, 2012
	CBS Corp.	CBS Operations Inc.	Non-Guarantor Affiliates	Eliminations	CBS Corp. Consolidated
Assets
Cash and cash equivalents	$254	$1	$432	$—	$687
Receivables, net	31	2	2,885	—	2,918
Programming and other inventory	5	3	850	—	858
Prepaid expenses and other current assets	146	14	551	(26)	685
Current assets of discontinued operations	—	—	572	—	572
Total current assets	436	20	5,290	(26)	5,720
Property and equipment	39	117	2,919	—	3,075
Less accumulated depreciation and amortization	8	69	1,544	—	1,621
Net property and equipment	31	48	1,375	—	1,454
Programming and other inventory	3	2	1,577	—	1,582
Goodwill	98	62	6,530	—	6,690
Intangible assets	—	—	6,092	—	6,092
Investments in subsidiaries	38,660	9,128	—	(47,788)	—
Other assets	171	14	1,322	—	1,507
Intercompany	—	3,672	16,111	(19,783)	—
Assets of discontinued operations	—	—	3,421	—	3,421
Total Assets	$39,399	$12,946	$41,718	$(67,597)	$26,466

Liabilities and Stockholders’ Equity
Accounts payable	$2	$6	$299	$—	$307
Participants’ share and royalties payable	—	—	953	—	953
Program rights	6	4	445	—	455
Current portion of long-term debt	5	—	13	—	18
Accrued expenses and other current liabilities	347	284	1,113	(26)	1,718
Current liabilities of discontinued operations	—	—	490	—	490
Total current liabilities	360	294	3,313	(26)	3,941

Long-term debt	5,793	—	110	—	5,903
Other liabilities	3,250	275	2,352	—	5,877
Liabilities of discontinued operations	—	—	532	—	532
Intercompany	19,783	—	—	(19,783)	—
Stockholders’ Equity:
Preferred stock	—	—	128	(128)	—
Common stock	1	123	1,136	(1,259)	1
Additional paid-in capital	43,424	—	61,690	(61,690)	43,424
Retained earnings (deficit)	(26,769)	12,592	(23,046)	10,454	(26,769)
Accumulated other comprehensive income (loss)	(569)	(7)	303	(296)	(569)
	16,087	12,708	40,211	(52,919)	16,087
Less treasury stock, at cost	5,874	331	4,800	(5,131)	5,874
Total Stockholders’ Equity	10,213	12,377	35,411	(47,788)	10,213
Total Liabilities and Stockholders’ Equity	$39,399	$12,946	$41,718	$(67,597)	$26,466

Condensed Consolidating Statement of Cash Flows [Table Text Block]

	Statement of Cash Flows
	For the Year Ended December 31, 2013
	CBS Corp.	CBS Operations Inc.	Non-Guarantor Affiliates	Eliminations	CBS Corp. Consolidated
Net cash flow (used for) provided by operating
activities	$(934)	$(187)	$2,994	$—	$1,873

Investing Activities:
Acquisitions, net of cash acquired	—	—	(20)	—	(20)
Capital expenditures	—	(27)	(185)	—	(212)
Investments in and advances to investee companies	—	—	(176)	—	(176)
Proceeds from sale of investments	23	1	6	—	30
Proceeds from dispositions	—	—	164	—	164
Net cash flow provided by (used for) investing activities
from continuing operations	23	(26)	(211)	—	(214)
Net cash flow used for investing activities
from discontinued operations	—	—	(58)	—	(58)
Net cash flow provided by (used for) investing activities	23	(26)	(269)	—	(272)

Financing Activities:
Proceeds from short-term debt borrowings, net	475	—	—	—	475
Payment of capital lease obligations	—	—	(17)	—	(17)
Payment of contingent consideration	—	—	(30)	—	(30)
Dividends	(300)	—	—	—	(300)
Purchase of Company common stock	(2,185)	—	—	—	(2,185)
Payment of payroll taxes in lieu of issuing
shares for stock-based compensation	(145)	—	—	—	(145)
Proceeds from exercise of stock options	146	—	—	—	146
Excess tax benefit from stock-based compensation	148	—	—	—	148
Other financing activities	(4)	—	—	—	(4)
Increase (decrease) in intercompany payables	2,602	213	(2,815)	—	—
Net cash flow provided by (used for) financing
activities	737	213	(2,862)	—	(1,912)
Net decrease in cash and cash equivalents	(174)	—	(137)	—	(311)
Cash and cash equivalents at beginning of year
(includes $21 of discontinued operations cash)	254	1	453	—	708
Cash and cash equivalents at end of year (includes
$29 of discontinued operations cash)	$80	$1	$316	$—	$397

	Statement of Cash Flows
	For the Year Ended December 31, 2012
	CBS Corp.	CBS Operations Inc.	Non-Guarantor Affiliates	Eliminations	CBS Corp. Consolidated
Net cash flow (used for) provided by operating
activities	$(827)	$(179)	$2,821	$—	$1,815

Investing Activities:
Acquisitions, net of cash acquired	—	—	(146)	—	(146)
Capital expenditures	—	(21)	(179)	—	(200)
Investments in and advances to investee companies	—	—	(91)	—	(91)
Proceeds from sale of investments	9	2	2	—	13
Proceeds from dispositions	—	—	49	—	49
Net cash flow provided by (used for) investing activities
from continuing operations	9	(19)	(365)	—	(375)
Net cash flow used for investing activities
from discontinued operations	—	—	(76)	—	(76)
Net cash flow provided by (used for) investing activities	9	(19)	(441)	—	(451)

Financing Activities:
Proceeds from issuance of notes	1,566	—	—	—	1,566
Repayment of notes and debentures	(1,583)	—	—	—	(1,583)
Payment of capital lease obligations	—	—	(19)	—	(19)
Payment of contingent consideration	—	—	(33)	—	(33)
Dividends	(276)	—	—	—	(276)
Purchase of Company common stock	(1,137)	—	—	—	(1,137)
Payment of payroll taxes in lieu of issuing
shares for stock-based compensation	(105)	—	—	—	(105)
Proceeds from exercise of stock options	168	—	—	—	168
Excess tax benefit from stock-based compensation	103	—	—	—	103
Increase (decrease) in intercompany payables	2,202	198	(2,400)	—	—
Net cash flow provided by (used for) financing
activities	938	198	(2,452)	—	(1,316)
Net increase (decrease) in cash and cash equivalents	120	—	(72)	—	48
Cash and cash equivalents at beginning of year
(includes $38 of discontinued operations cash)	134	1	525	—	660
Cash and cash equivalents at end of year (includes
$21 of discontinued operations cash)	$254	$1	$453	$—	$708

	Statement of Cash Flows
	For the Year Ended December 31, 2011
	CBS Corp.	CBS Operations Inc.	Non-Guarantor Affiliates	Eliminations	CBS Corp. Consolidated
Net cash flow (used for) provided by operating
activities	$(700)	$(181)	$2,630	$—	$1,749

Investing Activities:
Acquisitions, net of cash acquired	—	—	(67)	—	(67)
Capital expenditures	—	(14)	(185)	—	(199)
Investments in and advances to investee companies	—	—	(79)	—	(79)
Proceeds from sale of investments	8	4	—	—	12
Proceeds from dispositions	—	—	17	—	17
Net cash flow provided by (used for) investing activities
from continuing operations	8	(10)	(314)	—	(316)
Net cash flow used for investing activities
from discontinued operations	—	—	(73)	—	(73)
Net cash flow provided by (used for) investing activities	8	(10)	(387)	—	(389)

Financing Activities:
Payment of capital lease obligations	—	—	(19)	—	(19)
Dividends	(206)	—	—	—	(206)
Purchase of Company common stock	(1,012)	—	—	—	(1,012)
Payment of payroll taxes in lieu of issuing
shares for stock-based compensation	(82)	—	—	—	(82)
Proceeds from exercise of stock options	72	—	—	—	72
Excess tax benefit from stock-based compensation	72	—	—	—	72
Other financing activities	(5)	—	—	—	(5)
Increase (decrease) in intercompany payables	1,882	191	(2,073)	—	—
Net cash flow provided by (used for) financing
activities	721	191	(2,092)	—	(1,180)
Net increase in cash and cash equivalents	29	—	151	—	180
Cash and cash equivalents at beginning of year
(includes $19 of discontinued operations cash)	105	1	374	—	480
Cash and cash equivalents at end of year (includes
$38 of discontinued operations cash)	$134	$1	$525	$—	$660